Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000134182 | 46138E800 | Invesco China Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000134182 | 464288257 | iShares MSCI ACWI ETF
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000134182 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000134182 | 464287184 | iShares China Large-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000134182 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000134182 | 500767405 | KraneShares Bosera MSCI China A 50 Connect Index
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000134182 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000134182 | 91917A207 | CoinShares Bitcoin Mining ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000134182 | 37960A735 | Global X Blockchain ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000134182 | 25460E190 | Direxion Daily S&P 500 Bear 3X Shares
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000134182 | Equities500767405
Holdings [Line Items]
Percent of Total Investments	92.80%
C000134182 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	7.20%
C000134182 | Specialty
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134182 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000134182 | Equity
Holdings [Line Items]
Percent of Net Asset Value	86.00%
C000145676 | 46138E800 | Invesco China Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000145676 | 464288257 | iShares MSCI ACWI ETF
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000145676 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000145676 | 464287184 | iShares China Large-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000145676 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000145676 | 500767405 | KraneShares Bosera MSCI China A 50 Connect Index
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000145676 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000145676 | 91917A207 | CoinShares Bitcoin Mining ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000145676 | 37960A735 | Global X Blockchain ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000145676 | 25460E190 | Direxion Daily S&P 500 Bear 3X Shares
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000145676 | Equities500767405
Holdings [Line Items]
Percent of Total Investments	92.80%
C000145676 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	7.20%
C000145676 | Specialty
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000145676 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000145676 | Equity
Holdings [Line Items]
Percent of Net Asset Value	86.00%
C000134183 | 46138E800 | Invesco China Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000134183 | 464288257 | iShares MSCI ACWI ETF
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000134183 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000134183 | 464287184 | iShares China Large-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000134183 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000134183 | 500767405 | KraneShares Bosera MSCI China A 50 Connect Index
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000134183 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000134183 | 91917A207 | CoinShares Bitcoin Mining ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000134183 | 37960A735 | Global X Blockchain ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000134183 | 25460E190 | Direxion Daily S&P 500 Bear 3X Shares
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000134183 | Equities500767405
Holdings [Line Items]
Percent of Total Investments	92.80%
C000134183 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	7.20%
C000134183 | Specialty
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134183 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000134183 | Equity
Holdings [Line Items]
Percent of Net Asset Value	86.00%
C000134180 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000134180 | 78464A664 | SPDR Portfolio Long Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000134180 | 92206C847 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000134180 | 92206C102 | Vanguard Short-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000134180 | 464287457 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000134180 | 46641Q837 | JPMorgan Ultra-Short Income ETF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000134180 | 921910709 | Vanguard Extended Duration Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000134180 | 464288679 | iShares Short Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000134180 | 25460G138 | Direxion Daily 20 Year Plus Treasury Bull 3x Shares
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000134180 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	7.00%
C000134180 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000134180 | Fixed Income - Other25460G138
Holdings [Line Items]
Percent of Total Investments	93.00%
C000134180 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000134181 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000134181 | 78464A664 | SPDR Portfolio Long Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000134181 | 92206C847 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000134181 | 92206C102 | Vanguard Short-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000134181 | 464287457 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000134181 | 46641Q837 | JPMorgan Ultra-Short Income ETF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000134181 | 921910709 | Vanguard Extended Duration Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000134181 | 464288679 | iShares Short Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000134181 | 25460G138 | Direxion Daily 20 Year Plus Treasury Bull 3x Shares
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000134181 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	7.00%
C000134181 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000134181 | Fixed Income - Other25460G138
Holdings [Line Items]
Percent of Total Investments	93.00%
C000134181 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	93.20%